Note 14 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2022	$426,802
2023	779,044
2024	705,932
2025	540,179
2026	283,862
2027 and thereafter	479,904
Total	$3,215,723